TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As of June 30, 2026	As of December 31, 2025
Current
Trade receivables, net	18,323	21,109
Accrued revenue	182	584
Other receivables (1)	518	477
Indemnification asset (2)	792	792
Deposits	568	571
Prepayments	2,641	2,954
Total	23,024	26,487
(1) Other receivables includes VAT receivable of $376 as of June 30, 2026.
(2) Represents the right to receive reimbursement from an escrow account established in connection with the OddsJam Acquisition (see Note 5).

	As of June 30, 2026	As of December 31, 2025
Trade receivables, gross	19,833	22,925
Credit loss allowance	(1,510)	(1,816)
Trade receivables, net	18,323	21,109